Tax on Profit on Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Summary of analysis of charge/credit in the year
Analysis of charge / (credit) in the year

	2020 £’000	2019 £’000	2018 £’000
U.K. corporation tax based on the results for the year ended 30 June 2020 at 19% (2019 : 19%, 2018: 19%)	£123	£4,636	£1,977
Overseas tax	5,130	5,207	4,048
Current Tax	5,253	9,843	6,025
Deferred Tax	(1,407)	(3,750)	(350)
Total tax	£3,846	£6,093	£5,675

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2020		2019		2018
	£’000%		£’000%		£’000%
Profit on ordinary activities before taxation	£25,256		£30,100		£24,650
Profit on ordinary activities at U.K. statutory rate	4,799	19.0	5,719	19.0	4,684	19.0
Differences in overseas tax rates	(912)	(3.6)	(922)	(3.1)	(359)	(1.5)
Impact of share-based compensation	400	1.6	288	1.0	150	0.6
Utilisation of previously unrecognised tax losses	(97)	(0.4)	—	—	(2)	—
Non taxable gain on sale of subsidiary	(421)	(1.7)	—	—	—	—
Other permanent differences	63	0.2	632	2.1	1,030	4.2
Adjustments related to prior periods	(221)	(0.9)	164	0.5	(73)	(0.3)
Tax on unremitted earnings/withholding tax on dividends	399	1.6	212	0.7	185	0.8
Impact of rate change on deferred tax	(164)	(0.6)	—	—	60	0.2
Total	£3,846	15.2%	£6,093	20.2%	£5,675	23.0%

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity and statement of comprehensive income

	2020 £’000	2019 £’000	2018 £’000
Deferred tax - share-based compensation	£(1,015)	£(4,077)	£(1,090)
Current tax - share-based compensation	(2,821)	(2,159)	—
Total credit to equity and statement of comprehensive income	£(3,836)	£(6,236)	£(1,090)